Schedule of the investees' financial statements and equity interest (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 20, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Equity		R$ 24,931,859	R$ 22,793,704	R$ 21,635,783	R$ 19,551,688
Profit for the year		2,305,869	973,318	3,367,517
Investments		73,338	57,318
Dividends distributed		548,006	231,611
Equity in the earnings of subsidiaries		18,780	14,136	3,701
Equity in the earnings of subsidiaries - change in the equity		3,299
Other comprehensive income		447,376	511,169	R$ (363,076)
Reclassification into held-to-maturity investments			(1,203)
Other investments		6,099	6,099
Overall total		R$ 79,437	R$ 63,417
Number of shares issued		683,509,869	683,509,869	683,509,869
Seasamm [Member]
IfrsStatementLineItems [Line Items]
Equity		R$ 58,421	R$ 51,514	R$ 45,923
Dividend distributed		(2,152)
Profit for the year		9,059	7,332	4,418
Profit for the year - change in the equity
Investments		21,032	18,546
Dividends distributed		(775)
Equity in the earnings of subsidiaries		R$ 3,261	R$ 2,640	R$ 1,591
Interest percentage		36.00%	36.00%	36.00%
Aguas De Andradinas [Member]
IfrsStatementLineItems [Line Items]
Equity		R$ 29,591	R$ 29,576	R$ 30,065
Dividend distributed		(2,320)
Profit for the year		2,424	778	7,271
Profit for the year - change in the equity		(89)
Investments		8,877	8,873
Dividends distributed		(696)
Equity in the earnings of subsidiaries		R$ 727	R$ 233	R$ 2,181
Interest percentage		30.00%	30.00%	30.00%
Equity in the earnings of subsidiaries - change in the equity		R$ (27)
Other comprehensive income		17
Aguas De Castilho [Member]
IfrsStatementLineItems [Line Items]
Equity		9,384	R$ 8,533	R$ 7,242
Dividend distributed		(592)
Profit for the year		1,428	1,613	1,767
Profit for the year - change in the equity		15
Investments		2,815	2,560
Dividends distributed		(178)
Equity in the earnings of subsidiaries		R$ 429	R$ 485	R$ 529
Interest percentage		30.00%	30.00%	30.00%
Equity in the earnings of subsidiaries - change in the equity		R$ 4
Saneaqua Mairinque [Member]
IfrsStatementLineItems [Line Items]
Equity			R$ 4,013	R$ 4,783
Dividend distributed
Profit for the year			(770)	(871)
Profit for the year - change in the equity
Equity in the earnings of subsidiaries			R$ (248)	R$ (262)
Interest percentage		4.06%	4.06%	30.00%
Reclassification into held-to-maturity investments			R$ (1,203)
Capital increase	R$ 21,944
Number of shares issued	17,178,988
Other investments	R$ 5,734
Attend Ambiental [Member]
IfrsStatementLineItems [Line Items]
Equity		R$ 23,493	11,409	R$ 7,486
Dividend distributed
Profit for the year		4,701	3,923	(18,217)
Profit for the year - change in the equity		7,383
Investments		10,572	5,134
Equity in the earnings of subsidiaries		R$ 2,116	R$ 1,765	R$ (8,198)
Interest percentage		45.00%	45.00%	45.00%
Equity in the earnings of subsidiaries - change in the equity		R$ 3,322
Reclassification into held-to-maturity investments
Aquapolo Ambiental [Member]
IfrsStatementLineItems [Line Items]
Equity		58,172	41,903	R$ 37,772
Dividend distributed		(9,000)
Profit for the year		25,269	19,131	16,283
Profit for the year - change in the equity
Investments		28,504	20,532
Dividends distributed		(4,410)
Equity in the earnings of subsidiaries		R$ 12,382	R$ 9,374	R$ 7,979
Interest percentage		49.00%	49.00%	49.00%
Paulista Geradora De Energias [Member]
IfrsStatementLineItems [Line Items]
Equity		R$ 6,153	R$ 6,692	R$ 7,144
Dividend distributed
Profit for the year		(539)	(452)	(481)
Profit for the year - change in the equity
Paulista Geradora De Energi [Member]
IfrsStatementLineItems [Line Items]
Investments		1,538	1,673
Equity in the earnings of subsidiaries		R$ (135)	R$ (113)	R$ (119)
Interest percentage		25.00%	25.00%	25.00%